Shareholders' equity - Conditional capital (Details) - EUR (€) € / shares in Units, € in Thousands			12 Months Ended
	Jul. 14, 2023	May 12, 2011	Dec. 31, 2024	Dec. 31, 2023
Shareholders' equity
Nominal value per share			€ 1	€ 1
2011 SOP
Shareholders' equity
Conditional increase in capital	€ 12,000	€ 12,000
Conditional increase in capital (in shares)	12,000,000	12,000,000
Nominal value per share	€ 1	€ 1
Increase in capital stock from shares issued out of Conditional Capital, shares			0	0